CAPITAL STOCK (Details Narrative) - USD ($)												1 Months Ended										3 Months Ended						4 Months Ended	6 Months Ended		12 Months Ended
	Jun. 04, 2019	May 09, 2019	May 08, 2019	Apr. 08, 2019	Feb. 12, 2019	Oct. 04, 2018	Oct. 04, 2018	May 05, 2017	Dec. 13, 2016	May 15, 2015	Jun. 10, 2009	Apr. 25, 2019	Apr. 18, 2019	Mar. 27, 2019	Mar. 27, 2019	Mar. 18, 2019	Dec. 20, 2018	Nov. 30, 2018	Sep. 27, 2018	May 21, 2018	Mar. 28, 2018	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2018	Nov. 30, 2017	Sep. 30, 2017	Jun. 30, 2017	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	May 17, 2019	Apr. 23, 2019	Mar. 16, 2019	Jan. 24, 2019	Sep. 07, 2018	Aug. 14, 2018	Apr. 12, 2018	Apr. 09, 2018	Apr. 05, 2018	Mar. 14, 2018	Jan. 19, 2018	Jan. 02, 2018	Aug. 17, 2017	Jul. 25, 2017	Jul. 17, 2017	Jun. 29, 2017	Mar. 28, 2017	Feb. 28, 2017
Sale of stock																													50,000
Consulting fees																						$ 390,000							$ 95,000
Convertible preferred stock, shares issued upon conversion																						250,000							250,000
Proceeds from sale of common stock and warrants																													$ 300,000			$ 300,000
Exercise price																													$ 0.625
Convertible notes																						$ 46,879							$ 46,879			$ 495,404
Common stock issued														1,000,000	1,000,000							8,244,515							8,244,515		5,439,765	4,417,567														60,359	60,359	40,076
Notes payable and accrued interest																																$ 38,734														$ 75,449	$ 75,449	$ 50,094
Common stock value																						$ 0.001							$ 0.001
Marketing and advertising expenses																						$ 37,414		$ 192,740					$ 83,881	$ 252,055	$ 285,593	$ 84,013
Fair value of shares and notes expensed as consulting fees																													$ 141,200
Minimum [Member]
Exercise price																																$ 0.375
Maximum [Member]
Exercise price																																$ 2.50
Third Tranche [Member]
Proceeds from issuance of common stock and warrants																							$ 387,500
Business Development Agreement [Member]
Closing dated				Mar. 15, 2019
Stock issued during period, shares				150,000
Common stock consulting fees, shares																													150,000
Common stock consulting fees, value																													$ 199,500
Amended Settlement Agreement [Member]
Common stock issued																											253,333	284,777
Settlement Agreement [Member]
Common stock issued																																					70,572	51,938
Notes payable and accrued interest																																					$ 44,108	$ 25,000
Vice President Roseann Faltings [Member]
Common stock issued														500,000	500,000
Former Bellissima Consultant [Member] | Settlement and Release Agreement [Member]
Closing dated													Feb. 07, 2019
Note payable													$ 50,000
Due date													Dec. 31, 2019
Stock issued during period, shares													120,000
Escrow Agent [Member] | Amended Settlement Agreement [Member]
Common stock issued																																			436,125	98,078
Ms. Faltings [Member] | Preferred Stock Exchange Agreement [Member]
Common stock issued														500,000	500,000
Services Rendered [Member]
Common stock issued																																													16,000
Common stock value																																													$ 1.25
Marketing and advertising expenses																											$ 20,000
Series D Preferred Stock
Preferred stock shares issued																						0							0		10	10
Series D Preferred Stock | Securities Exchange Agreement [Member]
Preferred stock shares issued									10
Series C Preferred Stock
Preferred stock shares issued																						0							0		1,000	1,000
Series E Preferred Stock
Preferred stock shares issued																						7,167,116							7,167,116		6,602,994	0
Sale of stock																				1,200,000
Series E Preferred Stock | Securities Purchase Agreement [Member] | Third Tranche [Member]
Preferred stock shares issued																																	800,000	673,398
Convertible preferred stock, shares issued upon conversion																																	320,000	269,359
Exercise price					$ 0.25											$ 0.25
Convertible notes	$ 168,750				$ 96,880							$ 168,750				$ 96,880
Proceeds from preferred stock	$ 96,875				$ 71,880							$ 71,875				$ 25,000
Preferred stock in exchange	387,500				287,520							287,500				100,000
Series E Preferred Stock | Securities Purchase Agreement [Member] | Second Tranche [Member]
Closing dated																			Feb. 07, 2019
Warrants to acquire																			1,550,000
Exchange of convertible notes																			$ 975,000
Proceeds from preferred stock																	$ 71,875	$ 71,875
Preferred Stock remaining balance																			$ 243,750
Preferred stock in exchange																	287,500	287,500	387,500
Preferred stock value																	$ 0.25	$ 0.25
Series E Preferred Stock | Securities Exchange Agreement [Member]
Ownership percentage		51.00%
Securities exchange agreement description		Iconic closed on a Share Exchange Agreement (the “Agreement”) with Green Grow Farms, Inc. (“Green Grow”) and NY Farms Group Inc. (“NY Farms”). Pursuant to the Agreement, Iconic acquired a 51% equity interest in Green Grow in exchange for (i) cash consideration of $200,000 (which was paid on July 24, 2019), and (ii) 2,000,000 shares of Company common stock. In addition, the Company has agreed to issue up to an additional 6,000,000 shares based upon gross revenues reached by Green Grow (at a rate of 120,000 shares per $1,000,000 of gross revenues up to a maximum of $50,000,000) within 36 months of the Closing. The $1,450,000 total consideration (i.e., the $200,000 note payable plus the $1,250,000 fair value of the 2,000,000 shares of Iconic common stock) of the acquisition over the $0 identifiable net assets of Green Grow at May9, 2019 has been recognized as goodwill
Series A Preferred Stock
Preferred stock shares issued																						1							1		1	1
Richard DeCicco [Member] | Preferred Stock Exchange Agreement [Member]
Common stock issued														500,000	500,000
Richard DeCicco [Member] | Series D Preferred Stock | Securities Exchange Agreement [Member]
Preferred stock shares issued									5
Richard DeCicco [Member] | Series D Preferred Stock | Vice President Roseann Faltings [Member]
Preferred stock shares issued														5	5
Richard DeCicco [Member] | Series D Preferred Stock | Ms. Faltings [Member] | Preferred Stock Exchange Agreement [Member]
Preferred stock shares issued														1,000,000	1,000,000
Preferred stock in exchange															10
Richard DeCicco [Member] | Series C Preferred Stock
Preferred stock shares issued														1,000	1,000
Common stock issued														1,000,000	1,000,000
Richard DeCicco [Member] | Series C Preferred Stock | Securities Exchange Agreement [Member]
Preferred stock shares issued														1,000,000	1,000,000
Preferred stock in exchange														1,000
Richard DeCicco [Member] | Series A Preferred Stock
Preferred stock, voting rights											The one share of Series A Preferred Stock, which was issued to Richard DeCicco on June 10, 2009, entitles the holder to two votes for every share of Common Stock Deemed Outstanding and has no conversion or dividend rights
Richard DeCicco [Member] | Series A Preferred Stock | Securities Exchange Agreement [Member]
Preferred stock shares issued										1,000
Chief Executive Officer Richard DeCicco [Member]
Common stock issued														500,000	500,000
Nine Investors [Member] | Series E Preferred Stock | Securities Purchase Agreement [Member] | Third Tranche [Member]
Proceeds from issuance of common stock and warrants							$ 387,500
Nine Investors [Member] | Series E Preferred Stock | Securities Purchase Agreement [Member] | Second Tranche [Member]
Closing dated						Feb. 07, 2019
Sale of preferred stock						1,550,000	1,550,000
Proceeds from issuance of common stock and warrants						$ 387,500
Nine Investors [Member] | Series E Preferred Stock | Securities Purchase Agreement [Member] | First Tranche [Member]
Warrants to acquire						620,000
Sale of preferred stock						1,550,000	1,550,000
Proceeds from issuance of common stock and warrants						$ 387,500
Nine Investors [Member] | Series E Preferred Stock | Securities Purchase Agreement [Member] | Second Tranche [Member]
Warrants to acquire						620,000
Nine Investors [Member] | Series E Preferred Stock | Securities Purchase Agreement [Member] | First Tranche
Warrants to acquire						1,860,000
Sale of preferred stock						4,650,000	4,650,000
Exercise price						$ 1.25
Warrants to acquire period						5 years
Proceeds from preferred stock						$ 1,162,500
Four Investor [Member]
Warrants issued																				480,000
Four Investor [Member] | Securities Purchase Agreement [Member] | September 2017 To November 2017 [Member]
Warrants issued																													480,000		480,000
Warrants to acquire period																													5 years		5 years
Common stock issued																															480,000
Common stock value																															$ 2.50
Proceeds from issuance of common stock and warrants																													$ 300,000		$ 300,000
Four Investor [Member] | Share Purchase Agreement [Member] | October 27, 2017 [Member]
Convertible preferred stock conversion description																				The Exchange Agreement provided for the exchange of the 480,000 shares of common stock for 1,200,000 shares of Series E Preferred stock. Each share of Series E Preferred Stock is convertible into 0.4 shares of common stock, is entitled to 0.4 votes on all matters to come before the common stockholders or shareholders generally, is entitled to dividends on an as-converted-to-common stock basis, is entitled to a distribution preference of $0.25 upon liquidation, and is not redeemable.
Common stock shares purchased																				480,000
Four Investor [Member] | Series E Preferred Stock | Securities Purchase Agreement [Member]
Convertible preferred stock, shares issued upon conversion																				1,200,000
Convertible preferred stock conversion description																				Each share of Series E Preferred Stock is convertible into 0.4 shares of common stock, is entitled to 0.4 votes on all matters to come before the common stockholders or shareholders generally, is entitled to dividends on an as-converted-to-common stock basis, is entitled to a distribution preference of $0.25 upon liquidation, and is not redeemable
Escrow Agent [Member]
Common stock issued																						0							0		534,203	1,913,890
Escrow Agent [Member] | Settlement Agreement [Member]
Common stock issued																																							481,151	280,296	172,000	126,667	216,127	103,447
Five Holders [Member] | Settlement Agreement [Member]
Notes payable and accrued interest								$ 1,099,094
Irrevocably reserve common stock								2,452,000
Release dated								Mar. 28, 2017
Five Holders [Member] | Settlement Agreement [Member] | Minimum [Member]
Notes payable and accrued interest								$ 206,373
Irrevocably reserve common stock								520,293
Five Holders [Member] | Settlement Agreement [Member] | Maximum [Member]
Notes payable and accrued interest								$ 892,721
Irrevocably reserve common stock								1,931,707
Four Holders [Member] | Settlement Agreement [Member]
Notes payable and accrued interest																																																	$ 892,721
Irrevocably reserve common stock																																																	1,931,707
Nine Investor [Member] | Series E Preferred Stock | Securities Purchase Agreement [Member] | Third Tranche [Member]
Proceeds from warrants to acquire						$ 387,500
Nine Investor [Member] | Series E Preferred Stock | Securities Purchase Agreement [Member] | Second Tranche [Member]
Closing dated							Feb. 07, 2019
Proceeds from warrants to acquire							$ 387,500
Nine Investor [Member] | Series E Preferred Stock | Securities Purchase Agreement [Member] | First Tranche
Sale of stock						4,650,000
Closing dated						Sep. 27, 2018
Warrants to acquire						1,860,000
Exercise price						$ 1.25
Warrants to acquire period						5 years
Proceeds from warrants to acquire						$ 1,162,500
Nine Investor [Member] | Series E Preferred Stock | Securities Purchase Agreement [Member] | First Tranche Sale
Sale of stock						1,550,000
Warrants to acquire						620,000
Proceeds from warrants to acquire						$ 387,500
Bellissima [Member] | Securities Exchange Agreement [Member]
Ownership percentage									51.00%
Securities exchange agreement description									Pursuant to the Securities Purchase Agreement (See Note 4) for the Company’s 51% investment in Bellissima, entitles the holders to convert each share of Series D Preferred Stock to the equivalent of 5.1% of the common stock issued and outstanding at the time of conversion.
Roseann Faltings [Member] | Series D Preferred Stock | Securities Exchange Agreement [Member]
Preferred stock shares issued									5
BiVi [Member] | Securities Exchange Agreement [Member]
Ownership percentage										51.00%
Securities exchange agreement description										In the event of a Sale (as defined) to receive out of the proceeds of such Sale (in whatever form, be it cash, securities, or other assets), a distribution from the Company equal to 76.93% of all such proceeds received by the Company prior to any distribution of such proceeds to all other classes of equity securities, including any series of preferred stock designated subsequent to this Series C Preferred Stock.
Common Stock
Sale of stock																										480,000
Fair value of shares and notes expensed as consulting fees																													$ 91,200
Common Stock | Four Investor [Member] | Securities Purchase Agreement [Member]
Sale of stock																				480,000
Warrant [Member]
Securities exchange agreement description																												expire at dates ranging from June 22, 2022 to June 30, 2022.
Convertible preferred stock, shares issued upon conversion			1,920,000
Warrants issued			960,000																		400,000
Proceeds from sale of common stock and warrants			$ 307,200
Exercise price			$ 0.32																									$ 2.50
Warrants to acquire period																					3 years
Convertible notes																												$ 135,019
Preferred stock value			$ 2.25
Common stock value																					$ 0.625
Common stock shares purchased																												54,000
Fair value of warrants expensed																									$ 250,000
Warrant [Member] | Services Rendered [Member]
Warrants issued																				30,000
Warrants to acquire period																				5 years
Common stock value																				$ 2.50
Fair value of warrants expensed																									$ 23,250
Warrant [Member] | Series E Preferred Stock
Preferred stock shares issued						2,077,994	2,077,994
Convertible preferred stock, shares issued upon conversion						831,198	831,198
Warrants to acquire						831,198
Common stock issued						122,510	122,510
Notes payable and accrued interest						$ 519,499	$ 519,499
Warrant [Member] | Series E Preferred TwoStock
Notes payable and accrued interest						90,296	90,296
Warrant [Member] | Series E Preferred OneStock
Notes payable and accrued interest						76,569	$ 76,569
Warrant [Member] | Four Investor [Member] | September 2017 To November 2017 [Member]
Warrants issued																													480,000		480,000
Warrants to acquire period																													5 years		5 years
Common stock value																															$ 2.50
Warrant [Member] | Four Investor [Member] | Series E Preferred Stock
Warrants issued																				480,000
Warrants to acquire																				1,200,000
Warrants to acquire period																				5 years
Proceeds from warrants to acquire																				$ 300,000
Common stock value																				$ 2.50
Note Payable [Member]
Fair value of shares and notes expensed as consulting fees																													$ 50,000
Convertible Notes [Member]
Convertible notes																																																		$ 72,773
Common stock issued																																																		23,861
Convertible Notes [Member] | Series E Preferred Stock | Securities Exchange Agreement [Member] | First Tranche
Warrants to acquire							831,198
Convertible notes						519,499	$ 519,499
Exchange of convertible notes						2,077,994	2,077,994
Convertible Notes [Member] | Series E Preferred Stock | Holders [Member] | Securities Exchange Agreement [Member] | First Tranche
Convertible notes						$ 76,569	$ 76,569
Exchange of common stock shares						122,510	122,510
Convertible notes paid off with cash						$ 90,296	$ 90,296
Convertible Notes [Member] | Series E Preferred Stock | Securities Exchange Agreement [Member] | First Tranche
Warrants to acquire						8,311,976
Convertible notes						$ 519,499	519,499
Exchange of convertible notes						2,077,994	2,077,994
Convertible Notes [Member] | Holders [Member] | Series E Preferred Stock | Securities Exchange Agreement [Member] | First Tranche
Convertible notes						$ 32,912	$ 32,912
Exchange of common stock shares						122,510	122,510
Convertible notes paid off with cash						$ 90,296	$ 90,296